Income Tax Expense (Details) - Schedule of deferred tax assets and liabilities - CNY (¥) ¥ in Thousands	Aug. 31, 2021	Aug. 31, 2020
Deferred tax assets:
Net operating loss carry-forward	¥ 162,177	¥ 91,124
Others		3,231
Less: valuation allowance	(98,081)	(61,448)
Total deferred tax assets	64,096	32,907
Deferred tax liabilities:
Intangible assets	26,744	31,193
Total deferred tax liabilities	¥ 26,744	¥ 31,193